Other liabilities - Other non-current liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Other liabilities [Abstract]
Deferred income	€ 249	€ 251
Other tax liability	161	417
Other non-current liabilities	65	73
Other non-current liabilities	€ 474	€ 741